REVENUE RECOGNITION (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Contract Assets and Liabilities

	December 31,
	2021	2020
Contract assets (unbilled receivables)	$8,890,888	$—
Contract liabilities (deferred revenue)	$2,020,351	$2,435,909

Disaggregation of Revenue
The following table summarizes the Company’s percentage of net Retail revenue disaggregated by sales channel:

	Years Ended December 31,
	2021	2020	2019
Direct Sales(1)	$139,647,865	$176,836,569	$143,749,787
Channel Sales(2)	$17,341,244	$10,337,265	$30,243,110
Software & Services(3)	$20,277,568	$—	$—
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(1)Direct Sales includes retail direct to consumer sales on the Company’s e-commerce platform.
(2)Channel Sales includes retail sales on other third-party platforms.
(3)Software & Services includes revenue generated from software licensing agreements.